Other Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2018
Other Expense, Nonoperating [Abstract]
Components of Other Expense
The components of other (expense) income, net are as follows:

	For the year ended December 31,
($ thousands)	2018	2017	2016
Tender and redemption premium	(48,935)	(37,793)	—
Unamortized debt issuance costs	(7,059)	(7,307)	—
Swap	(443)	4,532	(5,220)
Unamortized debt premium	3,089	12,394	—
Other	(1,559)	(3,419)	—
Total debt related	(54,907)	(31,593)	(5,220)

Gain on sale of available-for-sale investment	—	—	20,365
Other	300	(1,800)	3,220
	(54,607)	(33,393)	18,365